OIL AND NATURAL GAS PROPERTIES - Additions and Disposals (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OIL AND NATURAL GAS PROPERTIES
Staking expense		$ 31,000
Evaluation costs		123,000
Revisions to asset retirement obligations	$ 193,229	435,067	$ (497,407)
Fair value		166,449
Asset retirement costs		26,780
Estimated plugging and abandonment costs		584,000
Other producing property related costs		$ 20,000